Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

NOTE 3 - INVENTORIES

At March 31, 2021 and December 31, 2020, inventories consisted of the following:

	March 31, 2021	December 31, 2020
Finished goods	$600,912	$361,422
Less reserve for obsolete inventory	-	-
Total	$600,912	$361,422

For the three months ended March 31, 2021 and the year ended December 31, 2020, the Company did not make any change for reserve for obsolete inventory.

NOTE 3 – INVENTORIES

At December 31, 2020 and 2019, inventories consisted of the following:

	December 31, 2020	December 31, 2019
Finished goods	$361,422	$366,298

Less reserve for obsolete inventory	-	-
Total	$361,422	$366,298

For the years ended December 31, 2020 and 2019, the Company did not make any change for reserve for obsolete inventory.